SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Principles of Consolidation and Operations

Principles of Consolidation and Operations

The accompanying consolidated financial statements include the accounts of Precision Optics Corporation, Inc. and its wholly-owned subsidiaries (the “Company”). All significant intercompany accounts and transactions have been eliminated in consolidation.

These consolidated financial statements have been prepared by the Company, without audit, and reflect normal recurring adjustments which, in the opinion of management, are necessary for a fair statement of the results of the third quarter and nine months of the Company’s fiscal year 2023. These consolidated financial statements do not include all disclosures associated with annual consolidated financial statements and, accordingly, should be read in conjunction with footnotes contained in the Company’s consolidated financial statements for the year ended June 30, 2022, together with the Report of Independent Registered Public Accounting Firm filed under cover of the Company’s 2022 Annual Report on Form 10-K, filed with the Securities and Exchange Commission on September 27, 2022.

Reclassifications	Reclassifications Certain reclassifications have been made to conform the prior period consolidated financial statements to the current period.
Reverse Stock Split

Reverse Stock Split

In February 2022, the Company’s Board of Directors authorized a reverse split of the Company’s outstanding shares of common stock within a stated range of 1:1.5 to 1:3, which was subsequently approved by stockholders holding more than a majority of the outstanding shares of Common Stock at the Company’s Annual Meeting on April 8, 2022. The Company effected the reverse stock split on a one-for-three basis on November 1, 2022 as reported by the Company on Form 8-K filed with the Securities and Exchange Commission on November 2, 2022.

As a result of the reverse stock split, every three shares of issued and outstanding common stock were automatically combined into one issued and outstanding share of common stock, without any change in the par value per share or the number of the Company’s authorized shares. The reverse stock split reduced the number of shares of common stock outstanding from 16,915,089 on November 1, 2022 to approximately 5,638,302 shares, after reduction for the elimination of fractional shares.

Unless otherwise noted, all prior year share amounts and per share calculations throughout these financial statements have been restated to reflect the impact of this 1:3 reverse stock split and to provide data on a comparable basis. Such restatements include calculations regarding the Company’s weighted-average shares, and earnings per share, as well as disclosures regarding the Company’s stock-based compensation plans.

Use of Estimates

Use of Estimates

The preparation of these consolidated financial statements requires the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

Income (Loss) Per Share

Income (Loss) Per Share

Basic income (loss) per share is computed by dividing net income or net loss by the weighted average number of shares of common stock outstanding during the period. Diluted income (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the period, plus the number of potentially dilutive securities outstanding during the period such as stock options. For the three and nine months ended March 31, 2023 and 2022, the effect of such securities was antidilutive and not included in the fully diluted calculation because of the net loss generated during those periods.

The following is the calculation of income (loss) per share for the three and nine months ended March 31, 2023 and 2022:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Net Income (Loss) - Basic and Diluted	$(398,432)	$(113,899)	$(48,488)	$(1,197,713)

Weighted Average Shares Outstanding
Basic and Fully Diluted	5,640,473	5,600,953	5,639,015	5,181,896

Income (Loss) Per Share
Basic and Fully Diluted	$(0.07)	$(0.02)	$(0.01)	$(0.23)

The number of shares issuable upon the exercise of outstanding stock options that were excluded from the computation as their effect was antidilutive was 1,058,630 for the three and nine months ended March 31, 2023, respectively, and 939,166 for the three and nine months ended March 31, 2022.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

In assessing the likelihood of utilization of existing deferred tax assets, management has considered historical results of operations and the current operating environment. Based on this evaluation, a full valuation reserve has been provided for the deferred tax assets.

Goodwill and Patents

Goodwill and Patents

Long-lived assets such as goodwill and patents are capitalized when acquired and reviewed for impairment whenever events or changes in circumstances indicate that the book value of the asset may not be recoverable. Impairment of the carrying value of long-lived assets such as goodwill and patents would be indicated if the best estimate of future undiscounted cash flows expected to be generated by the asset grouping is less than its carrying value. If an impairment is indicated, any loss is measured as the difference between estimated fair value and carrying value and is recognized in operating income or loss. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. No such impairments of goodwill or patents have been estimated by management as of March 31, 2023.